Provisions and contingencies	6 Months Ended
Jun. 30, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions and contingencies	Provisions and contingencies

(in thousands of USD)	Note	Onerous contract	Total

At January 1, 2022		1,154	1,154

Provisions used during the year	-	(133)	(133)
Balance at June 30, 2022		1,021	1,021

Non-current	-	743	743
Current	-	278	278
Total		1,021	1,021

The Group is currently involved in litigation. Provisions related to legal and arbitration proceedings are recorded in accordance with the Group accounting policy. The claim was submitted on January 15, 2021 by Unicredit Bank in London with the High Court of Justice of England and Wales. The claim relates to an alleged misdelivery of 101,809 metric tons of low sulphur fuel oil that was transported by the Suezmax vessel, Sienna. The charterer, Gulf Petrochem FZC, a company of GP Global, instructed the vessel to discharge the cargo at Sohar without presentation of the bill of lading but against a letter of indemnification issued by the charterer as is customary practice in the crude oil shipping industry. Unicredit bank, who had financed the cargo for an amount of USD 26,367,200 and allegedly had become the holder of the bill of lading, was not repaid in accordance with the financing arrangements agreed with Gulf Petrochem FZC. As alleged holder of the bill of lading, Unicredit Bank is claiming that amount of USD 26,367,200 together with interest from Euronav NV. The GP Global group is currently under a restructuring plan and any recourse under the letter of indemnity issued by Gulf Petrochem FZC is therefore doubtful.
On April 28, 2022, the relevant UK Court rejected the claim by UniCredit to obtain USD 26.4 million in damages from Euronav.
On July 18, 2022, Euronav was informed that the Court of Appeal has granted Unicredit appeal.
Management believes that it has followed well established standard working practices and that it has valid defense arguments. Management refers in that respect to the outcome of the UK Court ruled in favor of Euronav as first important indication. Based on an external legal advice, management continues to believe that it has strong arguments that the risk of an outflow is less than probable and therefore no provision is recognized. The appeal process is in an early stage.
At this moment of time, provisions are currently not impacted by the COVID-19 situation.